Nature of the Organization and Business - Schedule of Consolidated Financial Statements Reflect the Activities of Zhibao (Details)	12 Months Ended
Jun. 30, 2026
Zhibao [Member]
Wholly owned subsidiaries of Zhibao
Date of Incorporation	Jan. 11, 2023
Place of Incorporation	Cayman Islands
Principal Activities	Investment holding
Zhibao Technology Holdings Limited (“Zhibao BVI”) [Member]
Wholly owned subsidiaries of Zhibao
Date of Incorporation	Jan. 12, 2023
Place of Incorporation	British Virgin Islands
% of Ownership	100.00%
Principal Activities	Investment holding
Zhibao Technology Limited (“Zhibao HK”) [Member]
Wholly owned subsidiaries of Zhibao
Date of Incorporation	Jan. 19, 2023
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Investment holding
Zhibao Labuan Reinsurance (“Zhibao Labuan”) [Member]
Wholly owned subsidiaries of Zhibao
Date of Incorporation	Jul. 29, 2024
Place of Incorporation	Malaysia
% of Ownership	100.00%
Principal Activities	Brokerage services and Managing general underwriter (“MGU”) services
Zhibao China [Member]
Wholly owned subsidiaries of Zhibao
Date of Incorporation	Nov. 24, 2015
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	MGU services
Shanghai Anyi Network Technology Co., Ltd. (“Shanghai Anyi”) [Member]
Wholly owned subsidiaries of Zhibao
Date of Incorporation	Sep. 18, 2015
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	R&D services
Sunshine Insurance Brokerss (Shanghai) Co., Ltd. (“Sunshine Insurance Brokers”) [Member]
Wholly owned subsidiaries of Zhibao
Date of Incorporation	Nov. 17, 2011
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Digital insurance brokerage services and offline insurance brokerage consulting services
Shanghai Zhibao Health Management Co., Ltd. (“Zhibao Health”) [Member]
Wholly owned subsidiaries of Zhibao
Date of Incorporation	Nov. 16, 2022
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Healthcare services
Shanghai Zhizhongbao Enterprise Management Co., Ltd. (“Zhizhongbao”) [Member]
Wholly owned subsidiaries of Zhibao
Date of Incorporation	Mar. 06, 2025
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Healthcare services
Shanghai Zhibao Yingshi Health Technology Co., Ltd. [Member]
Wholly owned subsidiaries of Zhibao
Date of Incorporation	Sep. 24, 2025
Place of Incorporation	PRC
% of Ownership	51.00%
Principal Activities	Healthcare services